Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions
17.	RELATED PARTY TRANSACTIONS
During the years ended December 31, 2022, 2023 and 2024, other than disclosed elsewhere, the Group had the following material related party transactions and balances.
The table below sets forth the major related parties and their relationships with the Group:

Related Party	Relationship with the Group
JYBD	Investee of the Group
Plus(CN)	Investee of the Group
For the years ended December 31, 2022, 2023 and 2024, services provided to related parties were
R
MB
300, RMB104 and nil, respectively:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Value-added service revenue from JYBD	300	104	—

Total	300	104	—

For the years ended December 31, 2022, 2023 and 2024, services provided by related parties were RMB7,500, nil and nil, respectively:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Service fee to JYBD	7,500	—	—

Total	7,500	—	—

For the years ended December 31, 2022, 2023 and 2024, loan transactions with related parties were as follow:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Loans to Plus(CN)	—	—	35,523
Repayment of loans from Plus(CN)	—	—	35,515
Interest income of loans from Plus(CN)	—	—	725
In February 2024, the Group entered into a loan agreement with Plus(CN), pursuant to which the Group agreed to make available to Plus(CN) a loan in the principal amount of US$3,500 in one lump sum. The loan has an interest rate of 12% per annum and an original term of two months, which was further extended to four months. In April 2024, an additional loan agreement were entered by the same parties. The principal amount of the loan is US$1,500 with a term of two months and the interest rate is 12% per annum. Both loans were fully paid by Plus(CN) in May 2024.
In addition, the Group has made equity or debt investments to related parties during the years ended December 31, 2022, 2023 and 2024. These transactions with related parties were included in Note 9.